Schedule II - Condensed Financial Information of Parent - Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments:
Equity securities, available-for-sale, at fair value (cost of $52.4 at 2012 and $65.6 at 2011)	$ 279.6	$ 340.1		$ 353.8
Derivatives	1,087.4	2,374.5		2,660.9
Total investments	89,007.3	95,487.6		92,819.2
Cash and cash equivalents	1,716.6	1,786.8	2,078.7	638.0	615.3	1,269.4
Loans to subsidiaries	0	0		0
Current income taxes		0		26.0
Other assets	1,137.7	1,362.5		1,476.3
Total assets	217,658.2	216,394.2		203,572.8
Liabilities and Shareholder's Equity
Short-term debt	0	1,064.6		1,054.6
Long-term debt	3,514.5	3,171.1		1,343.1
Derivatives	1,222.3	1,944.2		1,955.8
Due to affiliates	0	0		0
Other liabilities	1,387.9	1,604.2		1,563.6
Total liabilities	202,793.7	200,333.0		189,646.7
Shareholder's equity:
Common stock (900,000,000 shares authorized, 230,079,120 issued and 230,000,000 outstanding, net of 79,120 of Treasury Shares; $0.01 par value per share)	2.6	2.3		2.3
Additional paid-in capital	23,524.7	22,917.6		22,865.2
Accumulated other comprehensive income	1,950.0	3,710.7	3,701.5	2,595.0	973.3
Appropriated-consolidated investment entities	2.4	6.4		126.5
Unappropriated	(12,709.7)	(12,762.1)		(13,235.1)
Total ING U.S., Inc. shareholder's equity	12,770.0	13,874.9		12,353.9
Total liabilities and shareholder's equity	217,658.2	216,394.2		203,572.8
Parent Issuer
Investments:
Equity securities, available-for-sale, at fair value (cost of $52.4 at 2012 and $65.6 at 2011)	71.2	63.9		69.4
Derivatives	112.3	117.7		137.1
Limited partnerships/corporations		15,715.1		14,867.0
Total investments	14,830.3	15,896.7		15,073.5
Cash and cash equivalents	464.3	357.5	175.3	1.3	3.0	1.9
Loans to subsidiaries	349.2	77.0		179.4
Due from subsidiaries		16.5		6.3
Current income taxes		221.1		(214.0)
Deferred income taxes		127.4		263.0
Other assets	52.7	35.8		55.7
Total assets		16,732.0		15,579.2
Liabilities and Shareholder's Equity
Short-term debt	0	886.1		2,911.0
Long-term debt	2,996.6	1,824.6		0
Derivatives	66.6	59.3		71.5
Due to affiliates	2.0	23.1		16.2
Current income taxes				214.0
Other liabilities	62.2	64.0		12.6
Total liabilities		2,857.1		3,225.3
Shareholder's equity:
Common stock (900,000,000 shares authorized, 230,079,120 issued and 230,000,000 outstanding, net of 79,120 of Treasury Shares; $0.01 par value per share)		2.3		2.3
Additional paid-in capital		22,917.6		22,865.2
Accumulated other comprehensive income		3,710.7		2,595.0
Appropriated-consolidated investment entities		6.4		126.5
Unappropriated		(12,762.1)		(13,235.1)
Total ING U.S., Inc. shareholder's equity	12,770.0	13,874.9		12,353.9
Total liabilities and shareholder's equity		$ 16,732.0		$ 15,579.2